Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Other Operating Income

Other operating income is summarized as follows:

	Year ended December 31,
	2016	2015	2014
Sundry shipping income	$216	$382	$420
Gain on sale of vessels	—	93	—
Other sundry income	—	—	90

	$216	$475	$510